DEBT FACILITIES - Disclosure of Detailed Information About Debt Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning debt facilities	$ 210,362	$ 181,234
Interest expense	3,474	2,137
Accretion	9,170	8,673
Proceeds from drawdown of revolving credit facility	0	50,000
Repayments of principal		(30,000)
Payments of finance costs	(3,194)	(1,682)
Ending debt facilities	219,812	210,362
Current portion of debt facilities	832	551
Non-current portion of debt facilities	218,980	209,811
Balance at December 31	219,812	210,362
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Beginning debt facilities	190,242	181,178
Interest expense	858	896
Accretion	9,170	8,673
Proceeds from drawdown of revolving credit facility		0
Repayments of principal		0
Payments of finance costs	(864)	(505)
Ending debt facilities	199,406	190,242
Current portion of debt facilities	426	431
Non-current portion of debt facilities	198,980	189,811
Balance at December 31	199,406	190,242
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Beginning debt facilities	20,120	56
Interest expense	2,616	1,241
Accretion	0	0
Proceeds from drawdown of revolving credit facility		50,000
Repayments of principal		(30,000)
Payments of finance costs	(2,330)	(1,177)
Ending debt facilities	20,406	20,120
Current portion of debt facilities	406	120
Non-current portion of debt facilities	20,000	20,000
Balance at December 31	$ 20,406	$ 20,120